Acquisitions (Tables)	12 Months Ended
Mar. 31, 2023
Ellation Holdings, Inc [Member]
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Summary Of Purchase Price Allocation

Yen in millions
Cash and cash equivalents	8,379
Trade and other receivables, and contract assets	3,714
Inventories	3,295
Right-of-use assets	4,962
Goodwill	81,250
Content assets	36,266
Other intangible assets	35,697
Other	2,512

Total assets	176,075

Trade and other payables	17,365
Other current liabilities	7,723
Long-term debt	4,386
Deferred tax liabilities	9,408
Other	659

Total liabilities	39,541

Bungie [Member]
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Summary Of Purchase Price Allocation

Yen in millions
Cash and cash equivalents	37,800
Trade and other receivables, and contract assets	5,093
Other current assets	3,412
Property, plant and equipment	7,481
Right-of-use assets	15,540
Goodwill	193,801
Content assets	45,512
Other intangible assets	66,257
Deferred tax assets	7,297
Other	3,564

Total assets	385,757

Trade and other payables	3,060
Other current liabilities	12,195
Long-term debt	30,944
Other	5,699

Total liabilities	51,898